Interest-Bearing Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Interest-Bearing Bank Borrowings [Abstract]
Schedule of Interest-Bearing Bank Borrowings
	As of December 31,
	2024	2025
	$’000	$’000
Non Revolving Facility, 6.57% interest, due February 26, 2025, guaranteed (Note i)	3,000
Non Revolving Facility, 3.85% interest, due February 13, 2025 (Note ii)	4,174
Non Revolving Facility, 3.40% interest, due October 28, 2025 (Note iii)	2,782
Non Revolving Facility, 5.50% interest, due November 2, 2025, guaranteed (Note iv)	10,810
Non Revolving Facility, 3.30% interest, due November 27, 2025 (Note v)	1,391
Non Revolving Facility, 3.50% interest, due March 21, 2025 (Note vi)	1,391
Non Revolving Facility, 3.50% interest, due December 22, 2025 (Note vi)	1,391
Non Revolving Facility, 3.50% interest, due December 12, 2025 (Note vi)	1,391
Non Revolving Facility, 3.30% interest, due March 27, 2026, guaranteed (Note iii)		2,844
Non Revolving Facility, 4.50% interest, due May 9, 2026, guaranteed (Note iv)		13,200
Non Revolving Facility, 3.50% interest, due November 16, 2026 (Note vii)		1,423
Non Revolving Facility, 3.50% interest, due November 23, 2026 (Note vii)		1,423
Non Revolving Facility, 3.50% interest, due November 24, 2026 (Note vii)		1,423
Non Revolving Facility, 3.50% interest, due November 25, 2026 (Note vii)		1,423
Non Revolving Facility, 4.00% interest, due June 18, 2026 (Note vi)		1,423
Non Revolving Facility, 4.00% interest, due June 19, 2026 (Note vi)		1,423
Total	26,330	24,582
(i)	In February 2024, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.57% per annum, guaranteed by Adlai Hangzhou and Adlai Cayman. The non-revolving facility agreement was repaid at the maturity date of February 26, 2025.

(ii)	In June 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 3.85% per annum. The non-revolving facility agreement was repaid at the maturity date of February 13, 2025.
(iii)	In October 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 3.40% per annum. The non-revolving facility agreement was repaid at the maturity date of October 28, 2025.

In March 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 3.30% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement will be repaid at the maturity date of March 27, 2026.

(iv)	In November 2024, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 10,810 and at an interest rate of 5.50% per annum, guaranteed by Adlai Hangzhou. The non-revolving facility agreement was repaid at the maturity date of November 2, 2025.

In May 2025, Adlai Cayman entered into a non-revolving facility agreement for a facility amount of USD 13,200 and at an interest rate of 4.50% per annum, guaranteed by Adlai Hangzhou. The non-revolving facility agreement will be repaid at the maturity date of May 9, 2026.

(v)	In November 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.30% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 27, 2025. And on April 24, 2025, Adlai Hangzhou repaid it before the maturity date.

(vi)	In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of March 21, 2025. And on March 17, 2025, Adlai Hangzhou repaid it before the maturity date.

In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of December 12, 2025.

In December 2024, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement was repaid at the maturity date of December 22, 2025.

In December 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum. The non-revolving facility agreement will be repaid at the maturity date of June 18, 2026.

In December 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum. The non-revolving facility agreement will be repaid at the maturity date of June 19, 2026.

(vii)	In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 16, 2026.

In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 23, 2026.

In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 24, 2026.

In November 2025, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 3.50% per annum. The non-revolving facility agreement will be repaid at the maturity date of November 25, 2026.

Schedule of Change in Interest-Bearing Bank Borrowings
Bank borrowings
$’000
As of January 1, 2024	30,357
Additions	44,702
Repayments	(48,542)
Effect of foreign exchange rate changes	(187)
As of December 31, 2024	26,330
Additions	37,719
Repayments	(39,729)
Effect of foreign exchange rate changes	262
As of December 31, 2025	24,582